CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) from continued operations	$ 4,672	$ (1,562)	$ (3,989)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	4,710	3,706	4,881
Loss (gain) from change in fair value of derivatives	(9)	8	(19)
Change in funds in respect of employee rights upon retirement	116	377	76
Change in operating right of use asset and operating leasing liability	22	(82)	(73)
Lease modification	0	0	(1,315)
Non cash financial expenses	(172)	(902)	8
Increase (decrease) in restructuring plan provision	(126)	(467)	657
change in allowance for credit losses	(182)	138	248
Share in results of affiliated companies	(503)	(184)	76
Share based compensation	159	218	160
Liability in respect of employee rights upon retirement	(148)	(356)	94
Impairment of fixed assets	0	0	1,820
Capital gain from sale of property, plant and equipment	(530)	(90)	(468)
Deferred income taxes, net	235	23	(686)
Government loan forgiveness	0	0	(1,442)
Changes in operating assets and liabilities:
increase in trade accounts receivable	(4,205)	(2,659)	(2,934)
increase in other current assets and prepaid expenses	(341)	(1,836)	(1,035)
increase in inventory	(5,400)	(5,069)	(681)
Increase (decrease) in trade accounts payable	(245)	1,143	2,571
Increase (decrease) in accrued expenses and other	4,202	2,727	(218)
Net cash provided by (used in) operating activities from continued operation	2,255	(4,867)	(2,269)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of property and equipment	2,002	93	1,163
Purchase of property and equipment	(5,102)	(16,213)	(16,247)
Purchase of intangible assets	(479)	0	(555)
Net cash used in investing activities from continued operations	(3,579)	(16,120)	(15,639)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of long-term loans	(1,701)	(1,071)	0
Short-term credit received from banks	1,000	0	3,000
Proceeds from long-term loans received	712	16,680	3,042
Proceeds from issuance of common shares, net	10,064	0	0
Exercise of options	165	189	0
Net cash provided by financing activities from continued operations	10,240	15,798	6,042
CASH FLOWS FROM DISCONTINUED ACTIVITIES:
Net cash provided by operating activities	0	0	777
Net cash provided by (used in) discontinued activities	0	0	777
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS	8,916	(5,189)	(11,089)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS AT BEGINNING OF YEAR	8,026	13,215	24,304
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS AT END OF YEAR	16,942	8,026	13,215
SUPPLEMENTARY INFORMATION ON INVESTING ACTIVITIES NOT INVOLVING CASH FLOW:
Purchase of property, plant and equipment on credit	0	196	199
Additions of operating lease right-of-use assets and operating lease liabilities	1,345	318	399
Reclassification of inventory to property, plant and equipment	68	284	829
Capital contribution to equity method investee	0	787	0
Supplemental disclosure of cash flow information:
Interest paid	(1,438)	(796)	(251)
Income taxes received (paid), net	$ 0	$ 0	$ (3)